Other Investments	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Investments [Abstract]
Other Investments
10)	OTHER INVESTMENTS

	As at March 31
Particulars	2019	2020
Investment in equity and other securities	5,662	3,683
Total	5,662	3,683

These investments have been classified at Fair Value through Other Comprehensive Income (FVOCI) and amortised cost.

The Group’s exposure to risks and fair value measurement is disclosed in note 6 and 36.